UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GARRETT NAGLE &CO., INC.
Address:     TWO INTERNATIONAL PLACE
             BOSTON, MA  02110

Form 13F File Number: 80-11370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        NOREEN L. WIGHT
Title:       VICE PRESIDENT
Phone:       617-737-9090

Signature, Place, and Date of Signing:

NOREEN L. WIGHT                         BOSTON, MA                     4/20/01
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               65

Form 13F Information Table Value Total:          $68,343

List of Other Included Managers:
NONE
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                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AOL Time Warner Inc.             COMMON   00184A105     2106         52458 SH       SOLE                                       52458
AT&T Corp.                       COMMON   001957109      888         41707 SH       SOLE                                       41707
AT&T Corp Liberty Media Cl A     COMMON   001957208      577         41180 SH       SOLE                                       41180
Abbott Laboratories              COMMON   002824100      210          4460 SH       SOLE                                        4460
Abiomed                          COMMON   003654100      164         10400 SH       SOLE                                       10400
American Express Co.             COMMON   025816109      396          9580 SH       SOLE                                        9580
American Genl Corp.              COMMON   026351106      315          8240 SH       SOLE                                        8240
American Home Prod.              COMMON   026609107     1010         17195 SH       SOLE                                       17195
Amer Int'l Group                 COMMON   026874107      649          8057 SH       SOLE                                        8057
Applied Materials                COMMON   038222105      902         20730 SH       SOLE                                       20730
Automatic Data Proc              COMMON   053015103      632         11618 SH       SOLE                                       11618
Aztec Technology                 COMMON   05480L101       19        152375 SH       SOLE                                      152375
BP Amoco PLC ADR                 COMMON   055622104      327          6595 SH       SOLE                                        6595
Bed Bath & Beyond                COMMON   075896100      301         12260 SH       SOLE                                       12260
BellSouth Corp.                  COMMON   079860102      305          7451 SH       SOLE                                        7451
Berkshire Hathaway Inc Cl A      COMMON   084670108      393             6 SH       SOLE                                           6
Boeing Company                   COMMON   097023105     1196         21475 SH       SOLE                                       21475
Bristol-Myers Squibb             COMMON   110122108     2004         33742 SH       SOLE                                       33742
Cigna Corp.                      COMMON   125509109      204          1900 SH       SOLE                                        1900
Chevron Corp.                    COMMON   166751107      427          4863 SH       SOLE                                        4863
Cisco Systems                    COMMON   17275R102      872         55175 SH       SOLE                                       55175
CitiGroup Inc.                   COMMON   172967101     2944         65450 SH       SOLE                                       65450
Emulex Corp.                     COMMON   292475209      271         14410 SH       SOLE                                       14410
Exxon Mobil Corp.                COMMON   30231G102     1866         23043 SH       SOLE                                       23043
Federal Home Ln Mtge             COMMON   313400301      528          8150 SH       SOLE                                        8150
Fannie Mae                       COMMON   313586109     2895         36365 SH       SOLE                                       36365
Fidelity National Financial Inc. COMMON   316326107     3931        146830 SH       SOLE                                      146830
First Data Corp.                 COMMON   319963104      968         16205 SH       SOLE                                       16205
General Electric                 COMMON   369604103     4432        105878 SH       SOLE                                      105878
Genl Motors Corp                 COMMON   370442105      569         10973 SH       SOLE                                       10973
GOLDMAN SACHS GROUP INC          COMMON   38141G104      213          2500 SH       SOLE                                        2500
Hewlett Packard Co               COMMON   428236103      551         17620 SH       SOLE                                       17620
Home Depot Inc.                  COMMON   437076102     1302         30204 SH       SOLE                                       30204
Household Internt'l              COMMON   441815107      432          7300 SH       SOLE                                        7300
ICT Group                        COMMON   44929Y101      487         46360 SH       SOLE                                       46360
IGEN Int'l Inc.                  COMMON   449536101     1562         82460 SH       SOLE                                       82460
Integramed Amer NEW              COMMON   45810N302      100         34886 SH       SOLE                                       34886
Intel Corp.                      COMMON   458140100     1569         59643 SH       SOLE                                       59643
Int'l Bsns. Machine              COMMON   459200101     3379         35127 SH       SOLE                                       35127
Intertan Inc                     COMMON   461120107      350         27652 SH       SOLE                                       27652
Johnson & Johnson Co             COMMON   478160104     2208         25244 SH       SOLE                                       25244
MBNA Corp.                       COMMON   55262L100      640         19350 SH       SOLE                                       19350
Marriott Intl Inc                COMMON   571903202      818         19867 SH       SOLE                                       19867
Medtronic Inc                    COMMON   585055106      578         12640 SH       SOLE                                       12640
Merck & Co.                      COMMON   589331107      431          5675 SH       SOLE                                        5675
Microsoft Corp.                  COMMON   594918104     2075         37941 SH       SOLE                                       37941
Minnesota Mining                 COMMON   604059105      208          2000 SH       SOLE                                        2000
Motorola Inc.                    COMMON   620076109      886         62120 SH       SOLE                                       62120
NRG Energy                       COMMON   629377102     2017         55425 SH       SOLE                                       55425
Nuveen Prem Income Ser F         COMMON   67062T506     1700            68 SH       SOLE                                          68
Pepsico Inc.                     COMMON   713448108      484         11020 SH       SOLE                                       11020
Pfizer                           COMMON   717081103     2256         55101 SH       SOLE                                       55101
Presidential Life                COMMON   740884101      556         33694 SH       SOLE                                       33694
SBC Communications               COMMON   78387G103      890         19933 SH       SOLE                                       19933
Schering-Plough                  COMMON   806605101      326          8912 SH       SOLE                                        8912
Schlumberger Ltd.                COMMON   806857108     1128         19587 SH       SOLE                                       19587
Schwab Charles Corp              COMMON   808513105     1041         67491 SH       SOLE                                       67491
The Steak And Shake Company      COMMON   857873103      180         20911 SH       SOLE                                       20911
Sunrise Assisted Living          COMMON   86768K106     1602         81370 SH       SOLE                                       81370
Unocal Corp                      COMMON   915289102      366         10600 SH       SOLE                                       10600
Verizon Communications           COMMON   92343V104      595         12063 SH       SOLE                                       12063
Viacom Inc Cl B                  COMMON   925524308     1457         33140 SH       SOLE                                       33140
Wal-Mart Stores Inc.             COMMON   931142103     2536         50222 SH       SOLE                                       50222
Washington Post Cl B             COMMON   939640108      405           700 SH       SOLE                                         700
Worldcom Inc.                    COMMON   98157D106      714         38195 SH       SOLE                                       38195
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